Restatement of Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Changes And Error Corrections [Abstract]
Impact of the Restatement of Consolidated Financial Statements

The impact of the restatement on the Consolidated Balance Sheet, Consolidated Statement of Operations and Comprehensive Loss and Consolidated Statement of Cash Flows for the year ended December 31, 2020 is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
	(In Thousands, Except per Share Amounts)
Balance Sheet
Total current assets	$1,009,168	$—	$1,009,168

Total assets	$1,066,769	$—	$1,066,769

Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	$12,350	$—	$12,350

Assumed common stock warrant liabilities	—	689,699	689,699

Total liabilities	23,594	689,699	713,293

Redeemable non-controlling interest	1,704	—	1,704
Stockholders’ equity
Preferred stock—$0.0001 par value	—	—	—
Common stock—$0.0001 par value	36	—	36
Additional paid-in-capital	2,437,242	(107,836)	2,329,406
Accumulated other comprehensive loss	(31)	—	(31)
Accumulated deficit	(1,395,776)	(581,863)	(1,977,639)

Total stockholders’ equity	1,041,471	(689,699)	351,772

Total liabilities, redeemable non-controlling interest and stockholders’ equity	$1,066,769	$—	$1,066,769

	For the Year Ended December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
	(In Thousands, Except Share and per Share Amounts)
Statement of Operations and Comprehensive Loss
Total operating expenses	$81,021	$—	$81,021
Loss from operations	(81,021)	—	(81,021)
Other (expense) income:
Interest expense	(20,765)	—	(20,765)
Interest income	1,093	—	1,093
Change in fair value of Series F convertible preferred stock tranche liabilities	(999,987)	—	(999,987)
Change in fair value of assumed common stock warrant liabilities	—	(581,863)	(581,863)
Other income	760	—	760

Total other expense	(1,018,899)	(581,863)	(1,600,762)

Net loss	(1,099,920)	(581,863)	(1,681,783)
Less: Net loss attributable to non-controlling interest, net of tax	(6)	—	(6)

Net loss attributable to common stockholders	$(1,099,914)	$(581,863)	$(1,681,777)

Net loss	$(1,099,920)	$(581,863)	$(1,681,783)
Other comprehensive loss:
Unrealized loss on marketable securities	(121)	—	(121)

Total comprehensive loss	(1,100,041)	(581,863)	(1,681,904)
Less: Comprehensive loss attributable to non-controlling interest	(6)	—	(6)

Comprehensive loss attributable to common stockholders	$(1,100,035)	$(581,863)	$(1,681,898)

Basic and Diluted net loss per share	$(4.36)		$(6.67)
Basic and Diluted weighted-average common shares outstanding	252,143,509		252,143,509

	For the Year Ended December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
	(In Thousands)
Statement of Cash Flows
Net loss	$(1,099,920)	$(581,863)	$(1,681,783)
Adjustments to reconcile net loss to net cash used in operating activities	1,038,657	581,863	1,620,520
Net cash used in operating activities	(61,263)	—	(61,263)
Net cash used in investing activities	(802,648)	—	(802,648)
Net cash provided by financing activities	953,724	—	953,724